CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Accumulated Earnings (Deficit)	Accumulated and other comprehensive Income (Loss)
Balance, shares at Dec. 31, 2019		8,212,748
Balance, amount at Dec. 31, 2019	$ 21,530	$ 18,748	$ 2,508	$ 274
Stock awards issued, net of tax withholding, Shares		195,773
Stock awards issued, net of tax withholding, Amount	(173)	$ (173)
Issuance of stock through: Employee Stock Purchase Plan, Shares		7,814
Issuance of stock through: Employee Stock Purchase Plan, Amount	29	$ 29
Share-based compensation	1,467	$ 1,467
Net income (loss)	(3,964)		(3,964)
Other comprehensive income gain (loss)	750			750
Balance, shares at Dec. 31, 2020		8,416,335
Balance, amount at Dec. 31, 2020	19,639	$ 20,071	(1,456)	1,024
Stock options exercised, net	(6)	$ (6)
Stock awards issued, net of tax withholding, Shares		197,744
Stock awards issued, net of tax withholding, Amount	(441)	$ (441)
Issuance of stock through: Employee Stock Purchase Plan, Shares		4,484
Issuance of stock through: Employee Stock Purchase Plan, Amount	24	$ 24
Share-based compensation	1,238	$ 1,238
Net income (loss)	(555)		(555)
Other comprehensive income gain (loss)	(46)			(46)
Stock options exercised, net, Shares		2,444
Balance, shares at Dec. 31, 2021		8,621,007
Balance, amount at Dec. 31, 2021	$ 19,853	$ 20,886	$ (2,011)	$ 978